Basis of preparation (Details Textual) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨) ₨ / shares	Mar. 31, 2023 $ / shares
Disclosure of basis of preparation [Line Items]
Foreign Exchange Rate | $ / shares			$ 1
Kotak Special Situations Fund [Member]
Disclosure of basis of preparation [Line Items]
Debt Conversion Converted Instrument Interest Rate	6.00%
Kotak Special Situations Fund [Member] | Compulsorily Convertible Debentures [Member]
Disclosure of basis of preparation [Line Items]
Debt Conversion Converted Instrument Amount 1	₨ 4,000
Debt Conversion Converted Instrument Interest Rate	6.00%
Kotak Data Center Fund [Member]
Disclosure of basis of preparation [Line Items]
Debt Conversion Converted Instrument Interest Rate	6.00%
Kotak Data Center Fund [Member] | Compulsorily Convertible Debentures [Member]
Disclosure of basis of preparation [Line Items]
Debt Conversion Converted Instrument Amount 1		₨ 6,000
Country of domicile [member]
Disclosure of basis of preparation [Line Items]
Foreign Exchange Rate | ₨ / shares		₨ 83.3739